Shareholder Report, Holdings (Details) - Schwab Fundamental Global Real Estate Index Fund	Aug. 31, 2024
Amercian Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Mitsui Fudo Co Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Vonovia SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[2]
Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[2]
Real Estate Developement [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[2]
Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[2]
Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[2]
Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[2]
Real Estate Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[2]
Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2],[3]
Short Term Investemnts [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2],[4]
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.10%	[2]
Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[2]
JAPAN
Holdings [Line Items]
Percent of Total Investments	11.70%	[2]
HONG KONG
Holdings [Line Items]
Percent of Total Investments	8.20%	[2]
CHINA
Holdings [Line Items]
Percent of Total Investments	5.80%	[2]
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
CANADA
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
GERMANY
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Excludes derivatives.
[3]	Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.
[4]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.